SHARE CAPITAL AND SHAREBASED PAYMENTS (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Stock Options Outstanding, Beginning	6,666,000	4,256,000
Granted	2,500,000	2,545,000
Exercised	(1,301,000)
Expired		(105,000)
Cancelled / Forfeited	(190,000)	(30,000)
Stock Options Outstanding, Ending	7,675,000	6,666,000
Stock Options Exercisable	7,050,000
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.27	$ 1.36
Weighted Average Exercise Price, Granted	0.78	1.12
Weighted Average Exercise Price, Exercised	1.04
Weighted Average Exercise Price, Expired		1.30
Weighted Average Exercise Price, Cancelled / Forfeited	1.26	1.40
Outstanding And Exercisable Weighted Average Exercise Price, Ending	1.15	$ 1.27
Weighted Average Exercise Price, Stock Options Exercisable	$ 1.18